June 4, 2019

Via EDGAR Submission

U.S. Securities & Exchange
Commission 100 F Street, N.E.
Washington, D.C. 20549

Re:	A3 Alternative Credit Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Fund, we hereby electronically file, pursuant to the requirements of the Investment Company Act of 1940, as amended (“1940 Act”) and the Securities Act of 1933, as amended (“1933 Act”), the Fund’s Registration Statement on Form N-2 under the 1940 Act and the 1933 Act. Pursuant to Section 6 of the 1933 Act, registration fees in the amount of $121.20 have been calculated and transmitted to the United States Treasury designated bank account.

If you have any questions concerning this filing, please contact the undersigned at (202) 263-4169 or JoAnn M. Strasser at (614) 469-3265.

Very truly yours,

/s/ Christopher D. Carlson

Christopher D. Carlson

Chris.Carlson@ThompsonHine.com Fax: 212.344.6101 Phone: 202.263.4169